Lease (Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
LEASES [Abstract]
Operating lease right-of-use assets	$ 4,998	$ 3,323
Liabilities:
Current lease liabilities	$ 1,107	$ 2,510
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityCurrent	us-gaap:OperatingLeaseLiabilityCurrent
Non-current lease liabilities	$ 3,855	$ 83
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityNoncurrent	us-gaap:OperatingLeaseLiabilityNoncurrent
Total present value of lease liabilities	$ 4,962	$ 2,593
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiability	us-gaap:OperatingLeaseLiability	us-gaap:OperatingLeaseLiability